GOING CONCERN (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Jul. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 5.0
Total current liabilities	2.9
Net (loss) income	75.4
Cash used in operating activities	$ 14.3
Cash and cash equivalents on hand		$ 3.1